Changes in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments	¥ 577		¥ (3)
Net actuarial gain (loss) incurred during the year	4,633	(8,413)	(6,857)
Amortization of prior service cost	(4,341)	(4,329)	(4,329)
Recognized actuarial loss	1,886	1,510	1,140
Total	2,755	(11,232)	(10,049)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss) incurred during the year	2,555	(4,362)	(3,498)
Amortization of prior service cost	10	9	8
Recognized actuarial loss	793	422	204
Partial settlement of pension plan		451
Total	¥ 3,358	¥ (3,480)	¥ (3,286)